SHAREHOLDERS' EQUITY (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Shares available for future grants under the 2021 plan	6,243,273	5,087,335
Shares subject to the employee share purchase plan	721,469	194,625
Total	59,319,628	56,508,343
Ordinary shares
Class of Stock [Line Items]
Ordinary shares reserved for future issuance	47,737,868	44,924,039
Outstanding share options and RSUs
Class of Stock [Line Items]
Ordinary shares reserved for future issuance	4,617,018	6,302,344